Deferred Government Grants - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Government Grants [Line Items]
Proceeds from government grants received		$ 3,546	$ 2,306	$ 753
Deferred government grants current and noncurrent		7,947	6,512
Current deferred government grants		1,986	2,038
Non-current deferred government grants		5,961	4,474
Interest subsidy, Rental Fees Subsidy and Other Government Grants
Deferred Government Grants [Line Items]
Additional income from government grants		254	292	6,104
Grants for Pandemic Influenza Vaccine
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		276	568
Government grant recorded as reduction to depreciation expenses		272	266	271
Grants received in 2009 for H1N1
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		54
Government grant recorded as reduction to depreciation expenses		134	131	133
Grants received in 2013 for H5N1
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		15
Government grant recorded as reduction to depreciation expenses		15	15	15
Grants For Research And Development And Purchase Of Equipment For Ev71 Vaccine Production
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		1,642
Government grant recorded as reduction to depreciation expenses		412	403	274
Current deferred government grants		474
Non-current deferred government grants		1,168
Revenue from grants		82	80	$ 55
EV71 phase IV clinical research
Deferred Government Grants [Line Items]
Non-current deferred government grants	[1]	977	$ 784
Grants For Research And Development And Purchase Of Equipment For sIPV Vaccine Production
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		1,454
Ev71 international registration
Deferred Government Grants [Line Items]
Non-current deferred government grants	[2]	607
Qudravalent & Pentavalent vaccine
Deferred Government Grants [Line Items]
Non-current deferred government grants	[3]	693
Other research projects
Deferred Government Grants [Line Items]
Deferred government grants current and noncurrent		2,176
Current deferred government grants		1,149
Government Grants for certain production facilities
Deferred Government Grants [Line Items]
Government grant recorded as reduction to depreciation expenses		19
Current deferred government grants		18
Non-current deferred government grants		$ 34

[1]	Deferred government grants included $977 being the unamortized portion of a grant the Company received in 2017 and 2018 for phase IV clinical research for EV71 vaccine. As of December 31, 2018, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.
[2]	Deferred government grants included $607 being the unamortized portion of a grant the Company received in 2018 for international registration for EV71 vaccine. As of December 31, 2018, the Company has not fulfilled the conditions attached to the government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.
[3]	(h) Deferred government grants included $693 being the unamortized portion of a grant the Company received in 2018 for research for Qudravalent & Pentavalent vaccine. As of December 31, 2018, the Company has not fulfilled the conditions attached to a government grant. As the Company does not expect to fulfill the conditions within one year, the grant is recorded as a non-current deferred government grant.